DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
15.	DISCONTINUED OPERATIONS

During 2008, the Company decided to discontinue its operations in the Passenger Business.

On February 5, 2010, the Blue Monarch was sold and delivered to her new owner for $1,950, with no impact in earnings.

For all periods presented the Passenger Business operations have been reported as discontinued operations net of income taxes.

The impact of discontinued operations on net (loss) per share of Ultrapetrol (Bahamas) Limited in all periods presented is disclosed in the consolidated statements of operations.

Discontinued operations, net of income taxes consist of the following:

	For the years ended December 31,
	2011	2010	2009

Running and voyage expenses	$-	$(365)	$(1,252)
Other income (expenses), net	-	(150)	(879)

Loss from discontinued operations	$-	$(515)	$(2,131)

At December 31, 2011 and 2010, assets of discontinued operations are $ nil. At December 31, 2011 and 2010 there are no liabilities of discontinued operations.